Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Deferred Tax Assets and Liabilities [Abstract]
Provision for doubtful accounts	$ 1,945,535	$ 2,007,749
Net operating loss carryforward	45,769,678	30,276,268
Impairment of VAT recoverable, inventory write-down and others	5,617,458	5,835,385
Deferred tax assets ,gross	53,332,671	38,119,402
Less: valuation allowance	(53,332,671)	(38,119,402)
Deferred tax assets
Intangible assets acquired from business combination transaction	293,847
Property, plant and equipment	32,605	74,225
Deferred tax liabilities	326,452	74,225
Total deferred tax liabilities	$ 326,452	$ 74,225